                       SUPPLEMENT DATED JUNE 1, 2012 TO

             PROSPECTUS DATED APRIL 29, 2005 (AS SUPPLEMENTED) FOR

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.

Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:

                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
TRUST                                           the preservation of capital and the
                                                maintenance of liquidity by investing
                                                exclusively in high quality money
                                                market instruments.
                    ---------------------------------------------------------------------------------------------------

14164 SUPPN 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS


                                 PORTFOLIO                                     INVESTMENT OBJECTIVE
                                 ------------------------------------------------------------------------------
THE ALGER PORTFOLIOS             ALGER LARGE CAP GROWTH PORTFOLIO    Seeks long-term capital appreciation.
                                 -- CLASS I-2 SHARES
                                 ------------------------------------------------------------------------------
                                 ALGER SMALL CAP GROWTH              Seeks long-term capital appreciation.
                                 PORTFOLIO -- CLASS I-2 SHARES
                                 ------------------------------------------------------------------------------
ALLIANCEBERNSTEIN                ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
VARIABLE PRODUCTS                INCOME PORTFOLIO -- CLASS B
SERIES FUND, INC.
                                 ------------------------------------------------------------------------------
FEDERATED                        FEDERATED CAPITAL APPRECIATION      The Fund's investment objective is
INSURANCE SERIES                 FUND II -- PRIMARY SHARES           capital appreciation.
                                 ------------------------------------------------------------------------------
                                 FEDERATED HIGH INCOME BOND          Seeks high current income by
                                 FUND II -- PRIMARY SHARES           investing in a diversified portfolio of
                                                                     high yield, lower-rated corporate
                                                                     bonds, commonly referred to as
                                                                     "junk bonds."
                                 ------------------------------------------------------------------------------
                                 FEDERATED MANAGED VOLATILITY FUND   Seeks high current income and
                                 II (FORMERLY, FEDERATED CAPITAL     moderate capital appreciation.
                                 INCOME FUND II)


                                 ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS               INITIAL CLASS                       reduced risk over the long term by
FUND                                                                 allocating its assets among stocks,
                                                                     bonds, and short-term instruments.









                                 ------------------------------------------------------------------------------
                                 VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                                 INITIAL CLASS

                                 ------------------------------------------------------------------------------
                                 VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                                 INITIAL CLASS                       will also consider the potential for
                                                                     capital appreciation. The fund's goal is
                                                                     to achieve a yield which exceeds the
                                                                     composite yield on the securities
                                                                     comprising the S&P 500(R) Index.
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital appreciation.
                                 CLASS

                                 ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


------------------------------------------------------------------------------
The Fund's investment objective is        Federated Equity Management
capital appreciation.                     Company of Pennsylvania
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks high current income and             Federated Equity
moderate capital appreciation.            Management Company of
                                          Pennsylvania (subadvised by
                                          Federated Investment Management
       Company)
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
       FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                           PORTFOLIO                                    INVESTMENT OBJECTIVE
                           ------------------------------------------------------------------------------
                           VIP GROWTH & INCOME                Seeks high total return through a
                           PORTFOLIO -- INITIAL CLASS         combination of current income and
                                                              capital appreciation.
                           ------------------------------------------------------------------------------
                           VIP GROWTH OPPORTUNITIES           Seeks to provide capital growth.
                           PORTFOLIO -- INITIAL CLASS

                           ------------------------------------------------------------------------------
                           VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                           SERVICE CLASS 2

                           ------------------------------------------------------------------------------
                           VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth of capital.
                           CLASS

                           ------------------------------------------------------------------------------
FRANKLIN TEMPLETON         TEMPLETON FOREIGN SECURITIES FUND  Seeks long-term capital growth. The
VARIABLE INSURANCE         -- CLASS 1 SHARES                  fund normally invests at least 80% of
PRODUCTS TRUST                                                its net assets in investments of issuers
                                                              located outside the U.S., including
                                                              those in emerging markets.
                           ------------------------------------------------------------------------------
                           TEMPLETON GLOBAL BOND SECURITIES   Seeks high current income, consistent
                           FUND -- CLASS 1 SHARES             with preservation of capital, with
                                                              capital appreciation as a secondary
                                                              consideration. The fund normally
                                                              invests at least 80% of its net assets in
                                                              bonds, which include debt securities of
                                                              any maturity, such as bonds, notes,
                                                              bills and debentures.
                           ------------------------------------------------------------------------------
GE INVESTMENTS             INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
FUNDS, INC.                                                   with prudent investment management
                                                              and the preservation of capital.
                           ------------------------------------------------------------------------------
                           PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                           CLASS 1 SHARES                     future income rather than current
                                                              income.
                           ------------------------------------------------------------------------------
                           REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                           CLASS 1 SHARES                     current income and capital
                                                              appreciation.
                           ------------------------------------------------------------------------------
                           S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                              accumulation of income that
                                                              corresponds to the investment return of
                                                              the S&P 500(R) Composite Stock Index.
                           ------------------------------------------------------------------------------
                           SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                           SHARES






                           ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks to provide capital growth.           FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FMR
                                           (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                           and FIJ)
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-------------------------------------------------------------------------------
Seeks high current income, consistent      Franklin Advisers, Inc.
with preservation of capital, with
capital appreciation as a secondary
consideration. The fund normally
invests at least 80% of its net assets in
bonds, which include debt securities of
any maturity, such as bonds, notes,
bills and debentures.
-------------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P 500(R) Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc., Palisade Capital
                                           Management, L.L.C. and
                                           SouthernSun Asset Management,
                                           LLC)
-------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       PORTFOLIO                                       INVESTMENT OBJECTIVE
                       ---------------------------------------------------------------------------------
                       TOTAL RETURN FUND -- CLASS 1          Seeks the highest total return,
                       SHARES                                composed of current income and
                                                             capital appreciation, as is consistent
                                                             with prudent investment risk.



                       ---------------------------------------------------------------------------------
                       U.S. EQUITY FUND -- CLASS 1           Seeks long-term growth of capital.
                       SHARES
                       ---------------------------------------------------------------------------------
GOLDMAN SACHS          GOLDMAN SACHS LARGE CAP VALUE         Seeks long-term capital appreciation.
VARIABLE INSURANCE     FUND -- INSTITUTIONAL SHARES
TRUST
                       ---------------------------------------------------------------------------------
                       GOLDMAN SACHS MID CAP VALUE           Seeks long-term capital appreciation.
                       FUND
                       ---------------------------------------------------------------------------------
                       GOLDMAN SACHS MONEY MARKET            Seeks to maximize current income to
                       FUND -- SERVICE SHARES                the extent consistent with the
                                                             preservation of capital and the
                                                             maintenance of liquidity by investing
                                                             exclusively in high quality money
                                                             market instruments.
                       ---------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- INSTITUTIONAL   Seeks long-term capital growth,
                       SHARES                                consistent with preservation of capital
                                                             and balanced by current income.
                       ---------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO --INSTITUTIONAL  Seeks long-term growth of capital.
                       SHARES
                       ---------------------------------------------------------------------------------
                       FLEXIBLE BOND PORTFOLIO --            Seeks to obtain maximum total return,
                       INSTITUTIONAL SHARES                  consistent with preservation of capital.
                       ---------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- INSTITUTIONAL      A non-diversified portfolio/1/ that seeks
                       SHARES                                long-term growth of capital.
                       ---------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --        Seeks long-term growth of capital.
                       SERVICE SHARES
                       ---------------------------------------------------------------------------------
                       JANUS PORTFOLIO -- INSTITUTIONAL      Seeks long-term growth of capital.
                       SHARES
                       ---------------------------------------------------------------------------------
                       OVERSEAS PORTFOLIO -- INSTITUTIONAL   Seeks long-term growth of capital.
                       SHARES
                       ---------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO --                Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       ---------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE       Seeks a high level of current income.
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO --    Long-term capital appreciation is its
                       CLASS I                               secondary objective.
                       ---------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE       Seeks long-term growth of capital.
                       LARGE CAP VALUE PORTFOLIO --          Current income is a secondary
                       CLASS I                               objective.
                       ---------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON WESTERN ASSET              Seeks to maximize total return,
VARIABLE INCOME TRUST  VARIABLE STRATEGIC BOND               consistent with the preservation of
                       PORTFOLIO -- CLASS I                  capital.


                       ---------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
                                           Incorporated
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.

-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
-----------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks a high level of current income.      Legg Mason Partners Fund Advisor,
Long-term capital appreciation is its      LLC (subadvised by ClearBridge
secondary objective.                       Advisors, LLC)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Advisors, LLC)
-----------------------------------------------------------------------------
Seeks to maximize total return,            Legg Mason Partners Fund Advisor,
consistent with the preservation of        LLC (subadvised by Western Asset
capital.                                   Management Company and Western
                     Asset Management Company
                     Limited)
-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                      PORTFOLIO                                INVESTMENT OBJECTIVE                    AS APPLICABLE)
                      ----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) NEW DISCOVERY SERIES --  The fund's investment objective is to    Massachusetts Financial Services
INSURANCE TRUST       SERVICE SHARES                  seek capital appreciation.               Company
                      ----------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED            The Fund seeks a high total investment   OppenheimerFunds, Inc.
ACCOUNT FUNDS         FUND/VA -- NON-SERVICE SHARES   return, which includes current income
                                                      and capital appreciation.
                      ----------------------------------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL             The Fund seeks capital appreciation by   OppenheimerFunds, Inc.
                      APPRECIATION FUND/VA -- NON-    investing in securities of well-known,
                      SERVICE SHARES                  established companies.
                      ----------------------------------------------------------------------------------------------------------
                      OPPENHEIMER CORE BOND FUND/VA   The Fund's main objective is to seek a   OppenheimerFunds, Inc.
                      -- NON-SERVICE SHARES           high level of current income. As a
                                                      secondary objective, this portfolio
                                                      seeks capital appreciation when
                                                      consistent with its primary objective.
                      ----------------------------------------------------------------------------------------------------------
                      OPPENHEIMER HIGH INCOME         The Fund seeks a high level of current   OppenheimerFunds, Inc.
                      FUND/VA -- NON-SERVICE SHARES   income from investment in high-yield
                                                      fixed income securities.
                      ----------------------------------------------------------------------------------------------------------
                      OPPENHEIMER SMALL- & MID-CAP    The Fund seeks capital appreciation,     OppenheimerFunds, Inc.
                      GROWTH FUND/VA -- NON-SERVICE   by investing in "growth type"
                      SHARES                          companies.
                      ----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE        TOTAL RETURN PORTFOLIO --       Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST       ADMINISTRATIVE CLASS SHARES     consistent with preservation of capital  Company LLC
                                                      and prudent investment management.
                      ----------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501

Please include your name, your policy number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      5